Condensed Interim Consolidated Statements of Changes in Equity (Deficit) (Unaudited) - USD ($)	Number of Common Shares	Number of Class “A” Shares	Common Shares	Commitment to issue shares	Class “A” Shares	Reserves	Currency Translation Adjustment	Deficit	Equity	Non-controlling Interest	Total
Balance at Dec. 31, 2021			$ 110,226,715	$ 2,703,326	$ 28,247	$ 10,661,294		$ (100,995,334)	$ 22,624,249	$ (8,621,581)	$ 14,002,668
Balance (in Shares) at Dec. 31, 2021	1,036,951	338
Shares issued in public offering			7,876,960						7,876,960		7,876,960
Shares issued in public offering (in Shares)	331,042
Share issuance costs			(900,720)						(900,720)		(900,720)
Holdco shares exchanged for common shares			186,294					(4,562,631)	(4,376,337)	4,376,337
Holdco shares exchanged for common shares (in Shares)	11,441
Stock-based compensation						508,403			508,403		508,403
Loss and comprehensive loss								(2,581,900)	(2,581,900)	(773,517)	(3,355,418)
Balance at Mar. 31, 2022			117,389,249	2,703,326	28,247	11,169,697		(108,139,866)	23,150,653	(5,018,761)	18,131,892
Balance (in Shares) at Mar. 31, 2022	1,379,434	338
Shares issued in public offering			4,255,400						4,255,400		4,255,400
Shares issued in public offering (in Shares)	2,376,249
Shares issued in private placement			1,119,373						1,119,373		1,119,373
Shares issued in private placement (in Shares)	412,292
Shares issued in acquisition			425,445	(2,703,326)		2,277,881
Shares issued in acquisition (in Shares)	4,196
Cumulative translation adjustment							154,970		154,970		154,970
Share issuance costs			(835,942)						(835,942)		(835,942)
Stock-based compensation						1,059,180			1,059,180		1,059,180
Loss and comprehensive loss								(17,042,547)	(17,042,547)	(1,364,368)	(18,406,915)
Balance at Dec. 31, 2022			122,353,525		28,247	14,506,758	154,970	(125,182,412)	11,861,088	(6,383,129)	5,477,959
Balance (in Shares) at Dec. 31, 2022	4,172,171	338
Shares issued in public offering			2,250,000						2,250,000		2,250,000
Shares issued in public offering (in Shares)	2,500,000
Cumulative translation adjustment							9,348		9,348		9,348
Exercise of warrants			4,446,200						4,446,200		4,446,200
Exercise of warrants (in Shares)	4,042,000
Share issuance costs			(226,544)						(226,544)		(226,544)
Stock-based compensation						(1,247,113)			(1,247,113)		(1,247,113)
Loss and comprehensive loss								(1,194,195)	(1,194,195)	(132,694)	(1,326,889)
Balance at Mar. 31, 2023			$ 128,823,181		$ 28,247	$ 13,259,645	$ 164,318	$ (126,376,607)	$ 15,898,784	$ (6,515,823)	$ 9,382,961
Balance (in Shares) at Mar. 31, 2023	10,714,171	338